Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 328,941	$ 20,530
Accumulated Amortization	(26,419)	(9,276)
Net Carrying Value	302,522	11,254
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	97,350	10,900
Accumulated Amortization	(9,221)	(4,814)
Net Carrying Value	88,129	6,086
Trade Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	61,010	5,360
Accumulated Amortization	(5,845)	(2,367)
Net Carrying Value	55,165	2,993
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	168,340	4,270
Accumulated Amortization	(11,350)	(2,095)
Net Carrying Value	156,990	2,175
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,048	0
Accumulated Amortization	0	0
Net Carrying Value	2,048	0
Patent
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	193	0
Accumulated Amortization	(3)	0
Net Carrying Value	$ 190	$ 0